Intangible Assets (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022	Jan. 21, 2022	Oct. 31, 2021	Oct. 25, 2021	Jan. 31, 2021
Intangible Assets (Details) [Line Items]
IP license	$ 50,000
Share issued (in Shares)					11,667	532,832	17,381	28,749	457,795
Exercise price (in Dollars per share)				$ 7.5
Termination expense amount				$ 174,025
Balance of agreement				33,334
Amortization expense				$ 146,483	$ 129,817
Amortization expense		$ 28,287	$ 32,454
Treasury Stock, Common [Member]
Intangible Assets (Details) [Line Items]
Share issued (in Shares)				25,000
Purchase warrants (in Shares)				25,000
Minimum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period	3 years
Maximum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period	10 years